UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         11/12/2008
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by  Defined   reporting
    manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the
     holdings for this reporting manager are reported in this
     report and a portion are reported by  Defined   reporting
     manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of  Defined   Included Managers:          0

     Form 13F Information Table Entry Total:        119

     Form 13F Information Table Value Total:   $ 235404
                                               -----------------
                                                (thousands)


     List of  Defined   Included Managers:

     Provide a numbered list of the name(s) and Form 13F file
     number(s) of all institutional investment managers with respect
     to which this report is filed,  Defined   than the manager filing this
     report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
     None


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                        TITLE                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  Defined   VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS      CUSIP     (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   Sole  SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
ABBOTT LABORATORIES                     COM           002824100      807   14015   SH            Sole           14015
AETNA US HEALTHCARE                     COM           00817Y108      385   10650   SH         Defined                          10650
ALASKA AIR GROUP COMMON                 COM           011659109      673   33000   SH            Sole           33000
ALLIANT TECHSYSTEMS I                   COM           018804104      366    3900   SH         Defined                           3900
AM NATL INS CO COMMON                   COM           028591105      751    8700   SH            Sole            8700
ANADARKO PETROLEUM COMMON               COM           032511107      239    4928   SH            Sole            4928
APPLE INC.                              COM           037833100      282    2481   SH         Defined                           2481
ARBITRON INC                            COM           03875Q108      480   10750   SH         Defined                          10750
ARCHER-DANIELS MIDLAND                  COM           039483102    1,643   75000   SH            Sole           75000
AT&T INC COM                            COM           00206R102       34    1220   SH         Defined                           1220
AT&T INC COM                            COM           00206R102      192    6866   SH            Sole            6866
BANK NEW YORK MELLON INC COM            COM           064058100      377   11562   SH         Defined                          11562
BERKSHIRE HATHAWAY CLASS A              CL A          084670108    1,959      15   SH            Sole              15
BERKSHIRE HATHAWAY CLASS B              CL B          084670207      883     201   SH            Sole             201
BOEING COMPANY                          COM           097023105      347    6050   SH         Defined                           6050
BOSTON SCIENTIFIC CORP COM              COM           101137107      345   28094   SH         Defined                          28094
BUNGE LIMITED                           COM           G16962105      341    5400   SH         Defined                           5400
BUNGE LIMITED                           COM           G16962105    1,580   25000   SH            Sole           25000
CARMAX INC                              COM           143130102      187   13333   SH            Sole           13333
CISCO SYSTEMS INC.                      COM           17275R102      255   11325   SH            Sole           11325
CNA FINANCIAL COMMON                    COM           126117100    1,102   42000   SH            Sole           42000
COMCAST CL A SPECIAL                    CL A SPL      20030N200      646   32750   SH         Defined                          32750
COMCAST CL A SPECIAL                    CL A SPL      20030N200       27    1369   SH            Sole            1369
CONOCOPHILLIPS                          COM           20825C104      487    6650   SH         Defined                           6650
CONOCOPHILLIPS                          COM           20825C104       13     183   SH            Sole             183
CSX CORP                                COM           126408103      399    7308   SH            Sole            7308
CURRCYSHS JAP YEN JAPANESE YEN SHS      JPNS YEN      23130A102    1,643   17500   SH            Sole           17500
CURRENCY SHARES SWISS FRANC TRUST       SWSS FRNC     23129V109    1,532   17175   SH            Sole           17175
CUSHING MLP TOTAL RETURN                COM SHS       231631102    3,735  262134   SH            Sole          262134
DAVITA                                  COM           23918K108      599   10500   SH         Defined                          10500
DEVON ENERGY CORP NEW                   COM           25179M103       66     725   SH         Defined                            725
DEVON ENERGY CORP. NEW                  COM           25179M103      181    1985   SH            Sole            1985
DILLARDS-A CL A                         CL A          254067101      201   17000   SH            Sole           17000
DOMTAR COMMON                           COM           257559104      667  145000   SH            Sole          145000
E.I. DUPONT DE NEMOUR                   COM           263534109      391    9700   SH         Defined                           9700
E.I. DUPONT DE NEMOUR                   COM           263534109       79    1959   SH            Sole            1959
EATON VANCE TAX-MGD GLBL DIV. EQINCFND  COM           27829F108    1,459  130000   SH            Sole          130000
ELECTRONIC ARTS INC.                    COM           285512109      361    9770   SH         Defined                           9770
ENBRIDGE ENERGY PARTNERS, L.P.          COM           29250R106    1,034   25988   SH            Sole           25988
ENERGY TRANSFER PARTNERS L.P.           UNIT LTD PART 29273R109    1,085   29461   SH            Sole           29461
ENTERPRISE PRODUCTS PARTNERS LP         COM           293792107    1,105   42882   SH            Sole           42882
EVEREST RE GROUP                        COM           G3223R108      454    5250   SH         Defined                           5250
EXXON MOBIL CORP                        COM           30231G102      590    7600   SH         Defined                           7600
EXXON MOBIL CORP                        COM           30231G102   11,584  149163   SH            Sole          149163
FLEXTRONICS INTL                        ORD           Y2573F102    1,121  158297   SH            Sole          158297
GABELLI EQUITY TR COMMON                COM           362397101      287   41684   SH            Sole           41684
GENERAL ELECTRIC                        COM           369604103      356   13978   SH            Sole           13978
GENUINE PARTS CO                        COM           372460105      205    5100   SH         Defined                           5100
HESS CORPORATION COMMON                 COM           42809H107      206    2512   SH            Sole            2512
HUDSON CITY BANCORP INC                 COM           443683107      315   17100   SH         Defined                          17100
INTERNATIONAL GAME TECHNOLOGY           COM           459902102      289   16800   SH         Defined                          16800
IPC HOLDINGS                            ORD           G4933P101      695   23000   SH            Sole           23000
ISHARES GLOBAL CONSUMER STAPLES         S&P GL C STPL 464288737    5,457   98389   SH            Sole           98389
ISHARES LEHMAN 1-3 YEAR TREASURY BOND   1-3 YR TRS BD 464287457   21,409  256213   SH            Sole          256213
ISHARES LEHMAN AGGREGATE BOND           LEHMA AGG BND 464287226   26,974  273600   SH            Sole          273600
ISHARES LEHMAN TIPS BOND                US TIPS BD FD 464287176      780    7700   SH            Sole            7700
ISHARES RUSSELL 1000 GROWTH INDEX       RUS1000GRW    464287614    6,777  139580   SH            Sole          139580
JOHNSON & JOHNSON                       COM           478160104       78    1120   SH         Defined                           1120
JOHNSON & JOHNSON                       COM           478160104      363    5244   SH            Sole            5244
KAYNE ANDERSON ENERGY DEVELOPMENT CO    COM           48660Q102    2,260  133505   SH            Sole          133505
KINDER MORGAN ENERGY PARTNERS L P       UT LTD PRTNR  494550106    1,134   21795   SH            Sole           21795
KKR FINANCIAL CORP                      COM           48248A306    2,826  444300   SH            Sole          444300
KOREA EL PWR SP ADR SPONSORED ADR       SPNSRD ADR    500631106      867   70000   SH            Sole           70000
LABORATORY CO AMER HLDGS                COM NEW       50540R409      454    6530   SH         Defined                           6530
LIBERTY ENTERTAINMENT - A               ENT COM SER A 53071M500      310   12400   SH         Defined                          12400
MAGELLAN MIDSTREAM PARTNERS LP          COM UNI RP LP 559080106      645   19895   SH            Sole           19895
MARKET VECTORS RUSSIA ETF               RUSSIA ETF    57060U506      726   25100   SH            Sole           25100
MARKWEST ENERGY PARTNERS L.P.           UNIT LTD PART 570759100      565   22336   SH            Sole           22336
MCDONALDS CORP                          COM           580135101       91    1467   SH         Defined                           1467
MCDONALDS CORP                          COM           580135101      544    8809   SH            Sole            8809
MEDIVATION, INC.                        COM           58501N101    5,713  215912   SH            Sole          215912
MEDTRONICS INC.                         COM           585055106      213    4246   SH            Sole            4246
MEMC ELECTRONIC MATER                   COM           552715104      333   11800   SH         Defined                          11800
MI DEVELOPMENT-A CL A SUB VTG SHS       CL A SUB VTG  55304X104      259   14000   SH            Sole           14000
MICRON TECHNOLOGY INC COM               COM           595112103      599  148000   SH            Sole          148000
MICROSOFT CORPORATION                   COM           594918104      809   30300   SH         Defined                          30300
MICROSOFT CORPORATION                   COM           594918104      340   12738   SH            Sole           12738
NATIONAL OILWELL VARCO INC              COM           637071101      418    8330   SH         Defined                           8330
NGP CAPITAL RESOURCES COMPANY           COM           62912R107      219   15000   SH            Sole           15000
NIKE INC CLASS B                        CL B          654106103      260    3891   SH         Defined                           3891
NUSTAR ENERGY L.P.                      UNIT COM      67058H102      674   15872   SH            Sole           15872
OIL SERVICE HOLDRS                      DEP RCPT      678002106      778    5300   SH            Sole            5300
ONEOK INC.                              COM           682680103      241    7000   SH         Defined                           7000
ONEOK PARTNERS LP                       UNIT LTD PART 68268N103    1,127   22219   SH            Sole           22219
ORACLE CORPORATION                      COM           68389X105      493   24297   SH         Defined                          24297
ORACLE CORPORATION                      COM           68389X105      195    9583   SH            Sole            9583
PEOPLE'S UNITED FINANCIAL               COM           712704105      244   12650   SH         Defined                          12650
PEPSICO INC.                            COM           713448108      297    4173   SH            Sole            4173
PHILIP MORRIS INTL INC COM              COM           718172109      342    7107   SH         Defined                           7107
PLAINS ALL AMERICAN PIPELINE, L.P.      UNIT LTD PART 726503105    1,056   26648   SH            Sole           26648
PLATINUM UNDER HLDG                     COM           G7127P100      568   16000   SH            Sole           16000
POTASH CORP SASK INC                    COM           73755L107      259    1964   SH            Sole            1964
PRAXAIR INC.                            COM           74005P104      557    7762   SH         Defined                           7762
PRAXAIR INC.                            COM           74005P104       52     720   SH            Sole             720
PROCTER & GAMBLE CO.                    COM           742718109      740   10621   SH            Sole           10621
PROSHARES ULTRA FINANCIALS              ULTR FINL PRO 74347R743    1,622   92500   SH            Sole           92500
ROCKWELL COLLINS INC                    COM           774341101      261    5420   SH         Defined                           5420
SAFEWAY INC COM NEW                     COM NEW       786514208      403   16980   SH         Defined                          16980
SCANA CORPORATION                       COM           80589M102      419   10760   SH         Defined                          10760
SELECT SECTOR SPDR - CONSUMER DISCR     SBI CONS DISC 81369Y407    1,281   45900   SH            Sole           45900
SILGAN HOLDINGS INC COM                 COM           827048109      414    8100   SH         Defined                           8100
SILICON IMAGE INC                       COM           82705T102      224   41860   SH         Defined                          41860
SOUTHERN UNION CO                       COM           844030106      340   16445   SH         Defined                          16445
SPDR GOLD TR                            GOLD SHS      78463V107   79,558  935211   SH            Sole          935211
STRYKER CORP                            COM           863667101      281    4506   SH            Sole            4506
SYSCO CORP COM                          COM           871829107      449   14571   SH            Sole           14571
TEPPCO PARTNERS L.P.                    UT LTD PARTNR 872384102      604   23112   SH            Sole           23112
TEXAS CAPITAL BANK CORP.                COM           88224Q107    1,246   60000   SH            Sole           60000
THERMO FISHER SCIENTIFIC INC            COM           883556102      463    8420   SH         Defined                           8420
ULTRASHORT BASIC MATERIALS PROSHARES    BASIC MTRL    74347R651      211    3966   SH            Sole            3966
ULTRASHORT OIL & GAS PROSHARES          USHT O&G      74347R586    1,054   27123   SH            Sole           27123
ULTRASHORT RUSSELL 2000PROSHARES        USHT RUS2K    74347R834    8,669  120575   SH            Sole          120575
VANGUARD TOTAL STK MKT ETF              STK MRK ETF   922908769    1,445   24757   SH            Sole           24757
VENTAS INC.                             COM           92276F100      346    7000   SH         Defined                           7000
VISA INC                                COM CL A      92826C839      640   10430   SH         Defined                          10430
WABCO HOLDINGS INC                      COM           92927K102      334    9390   SH         Defined                           9390
WASTE MANAGEMENT INC.                   COM           94106L109      387   12300   SH         Defined                          12300
WEATHERFORD INTL LTD COM                COM           G95089101      297   11800   SH         Defined                          11800
WESTERN UNION CO                        COM           959802109      370   15000   SH         Defined           15000